3. SALE OF FOREIGN SUBSIDIARY (Details 2) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SaleOfForeignSubsidiaryLineItems [Line Items]
Net Revenues			R$ 22,968,885	R$ 18,524,601	R$ 17,148,949
Cost of sales and services			(16,105,657)	(13,596,141)	(12,640,042)
Gross profit			6,863,228	4,928,460	4,508,907
Selling expenses			(2,263,688)	(1,815,107)	(1,696,896)
General and administrative expenses			(494,023)	(415,841)	(518,232)
Other operating expenses, net			(1,330,706)	(646,944)	(1,076,730)
Profit before financial income (expenses) and taxes			6,946,560	2,983,965	1,945,476
Financial income (expenses), net			(1,495,643)	(2,463,627)	(2,522,427)
Profit (loss) before taxes			5,450,917	520,338	(576,951)
Income tax and social contribution			(250,334)	(409,109)	(266,546)
Profit (loss) for the year			R$ (5,200,583)	R$ (111,229)	R$ 853,058
LLC
SaleOfForeignSubsidiaryLineItems [Line Items]
Net Revenues	R$ 997,061	R$ 472,409
Cost of sales and services	(888,850)	(388,322)
Gross profit	108,211	84,087
Selling expenses	(24,650)	(10,521)
General and administrative expenses	(15,649)	(9,531)
Other operating expenses, net	(844)	(358)
Profit before financial income (expenses) and taxes	67,068	63,677
Financial income (expenses), net	(2,641)	(428)
Profit (loss) before taxes	64,427	63,249
Income tax and social contribution	(1,730)	0
Profit (loss) for the year	R$ 62,697	R$ 63,249